CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares SINA	Ordinary Shares Alibaba	Ordinary Shares IPO	Ordinary Shares	Additional Paid-In Capital SINA	Additional Paid-In Capital Alibaba	Additional Paid-In Capital IPO	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interests	SINA	Alibaba	IPO	Total
Balance at Dec. 31, 2013				$ 37				$ 31,352	$ 458	$ (277,088)	$ 7,269				$ (237,972)
Balance (in shares) at Dec. 31, 2013				150,392
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan				$ 1				1,918							1,919
Issuance of ordinary shares pursuant to stock plan (in shares)				3,900
Issuance of ordinary shares (either in IPO or to related party)			$ 5			$ 42,224	$ 301,273						$ 42,224	$ 301,278
Issuance of ordinary shares (either in IPO or to related party) (in shares)		2,923	19,320
Deemed contribution from Alibaba due to exercise of call option by Alibaba						$ 15,300							$ 15,300
Repurchase of ordinary shares from SINA					$ (42,224)							$ (42,224)
Repurchase of ordinary shares from SINA (in shares)	(2,923)
Conversion of preferred shares into ordinary shares				$ 8				479,604							479,612
Conversion of preferred shares into ordinary shares (in shares)				30,046
Non-cash stock-based compensation								13,779							13,779
Deemed contribution from SINA					$ 61,176							$ 61,176
Sale of subsidiaries' shares to non-controlling interests											1,283				1,283
Net income (loss)										(65,325)	(143)				(65,468)
Currency translation adjustments									(1,227)		(223)				(1,450)
Net change in other comprehensive loss from available-for-sale securities									(2,067)						(2,067)
Balance at Dec. 31, 2014				$ 51				904,402	(2,836)	(342,413)	8,186				567,390
Balance (in shares) at Dec. 31, 2014				203,658
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan				$ 2				8,121							8,123
Issuance of ordinary shares pursuant to stock plan (in shares)				8,519
Non-cash stock-based compensation								26,399							26,399
Net income (loss)										34,745	(556)				34,189
Currency translation adjustments									(7,601)		(273)				(7,874)
Net change in other comprehensive loss from available-for-sale securities									(198)						(198)
Balance at Dec. 31, 2015				$ 53				938,922	(10,635)	(307,668)	7,357				$ 628,029
Balance (in shares) at Dec. 31, 2015				212,177											212,177
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan				$ 2				3,981							$ 3,983
Issuance of ordinary shares pursuant to stock plan (in shares)				5,899
Non-cash stock-based compensation								36,902							36,902
Sale (Purchase) of subsidiaries' shares to (from) non-controlling shareholders, net											(587)				(587)
Net income (loss)										108,027	(2,363)				105,664
Currency translation adjustments									(18,624)		(274)				(18,898)
Net change in other comprehensive loss from available-for-sale securities									2,265						2,265
Balance at Dec. 31, 2016				$ 55				$ 979,805	$ (26,994)	$ (199,641)	$ 4,133				$ 757,358
Balance (in shares) at Dec. 31, 2016				218,076											218,076